Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 16.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-4 Class E
12/14/2026	3.650%	6,970,000	7,288,929
Subordinated Series 2018-1 Class F
12/10/2024	6.550%	10,100,000	10,425,921
Subordinated Series 2020-3 Class D
06/15/2026	2.400%	7,035,000	7,248,431
Subordinated Series 2021-1 Class D
03/15/2027	1.140%	2,450,000	2,448,983
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class C
3-month USD LIBOR + 2.700% Floor 2.700% 07/24/2031	2.918%	2,500,000	2,510,793
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	1.591%	7,780,000	7,780,475
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	2,526,471	2,536,937
Series 2019-B Class A
10/15/2026	2.720%	1,118,338	1,121,297
Series 2020-REV1 Class A
05/15/2029	2.170%	8,640,000	8,655,906
Series 2020-REV1 Class B
05/15/2029	2.680%	5,600,000	5,392,235
Subordinated Series 2018-B Class B
07/15/2022	4.110%	404,346	404,822
Subordinated Series 2018-B Class C
11/17/2025	5.000%	915,000	919,617
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class D
3-month USD LIBOR + 3.750% Floor 3.750% 10/23/2032	4.009%	5,750,000	5,771,442
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	4.411%	3,750,000	3,813,791
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.624%	3,810,000	3,810,419
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	4.174%	5,975,000	6,007,988
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.805%	9,300,000	9,300,019
Conn’s Receivables Funding LLC(a)
Series 2019-B Class A
06/17/2024	2.660%	478,664	478,911
Series 2019-B Class B
06/17/2024	3.620%	6,400,000	6,414,184
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	875,858	878,035
Series 2019-A Class B
04/15/2026	4.010%	3,000,000	3,045,356
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	1,277,458	1,284,729
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	2,067,815	2,083,794
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.571%	7,000,000	7,000,224
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	3.737%	4,000,000	4,021,812
DT Auto Owner Trust(a)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,000,000	4,132,458
Enva LLC(a)
Subordinated Series 2018-A Class B
05/20/2026	7.370%	1,619,122	1,649,007
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	80,450	80,300
Series 2019-A Class B
06/22/2026	6.170%	4,600,000	4,643,368
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	7,825,000	8,107,065
Columbia Total Return Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	6,300,000	6,550,853
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	1,900,000	1,969,577
Subordinated Series 2020-3A Class D
05/15/2026	2.270%	3,565,000	3,645,386
Subordinated Series 2020-3A Class E
07/15/2027	4.310%	1,450,000	1,558,137
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.573%	5,000,000	5,000,985
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	3,698,633	3,682,164
Series 2019-2 Class A
08/15/2025	4.000%	4,496,905	4,476,632
Series 2019-3 Class A
10/15/2025	3.750%	5,151,519	5,128,734
Series 2019-7 Class A
01/15/2027	3.750%	5,000,571	4,981,669
Series 2020-1 Class A
01/16/2046	3.500%	5,672,405	5,658,313
Series 2020-2 Class A
02/15/2046	3.600%	3,370,408	3,361,432
Series 2020-T1 Class A
02/15/2046	3.500%	4,697,000	4,683,771
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	1,676,000
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	5,258,266	5,276,183
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.838%	5,000,000	5,017,110
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.000% Floor 4.000% 01/19/2034	4.246%	6,800,000	6,957,046
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.974%	9,875,000	9,878,733
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.574%	10,000,000	9,935,460
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.122%	11,400,000	11,408,573
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	4,800,000	4,821,264
Series 2020-2A Class D
09/16/2030	4.650%	2,000,000	2,142,840
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	3,550,000	3,647,031
Oak Street Investment Grade Net Lease Fund(a),(c),(d)
Series 2021-1A Class A2
01/20/2051	1.930%	8,000,000	8,000,000
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.624%	9,350,000	9,325,512
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.672%	22,000,000	22,007,040
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.472%	1,000,000	940,446
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.674%	11,475,000	11,450,662
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	3,095,999	3,128,894
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	1,504,830	1,509,630
Series 2019-3 Class A
11/16/2026	3.821%	5,233,940	5,319,213
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	8,300,000	8,340,666
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	2,500,000	2,496,160

2	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	207,769	207,742
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	561,487	561,663
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	12,000,000	12,111,859
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	3,691,559	3,710,017
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	370,596	373,275
SoFi Consumer Loan Program Repack Trust(a),(d),(e)
Series 2019-1 Class R1B
03/01/2028	0.000%	4,678,283	4,613,956
Series 2019-3 Class R1B
05/30/2028	0.000%	2,148,813	2,134,712
Subordinated Series 2019-2 Class R1B
04/28/2028	0.000%	1,805,146	1,789,351
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	318,742	319,552
Series 2019-2 Class A
04/25/2028	3.010%	545,514	550,328
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.611%	5,828,571	5,829,049
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	7,787,529	7,838,773
Series 2020-1A Class B
10/15/2026	3.950%	3,000,000	3,100,343
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	5,572,192	5,630,716
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	11,495,953	11,502,843
Subordinated Series 2018-2 Class C
12/22/2025	5.494%	7,021,101	7,120,770
Total Asset-Backed Securities — Non-Agency (Cost $378,350,503)			380,628,313

Commercial Mortgage-Backed Securities - Agency 0.5%

FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	5,760,910	6,095,951
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f),(g)
Series 2019-147 Class IO
06/16/2061	0.660%	85,775,677	5,678,538
Total Commercial Mortgage-Backed Securities - Agency (Cost $12,059,498)			11,774,489

Commercial Mortgage-Backed Securities - Non-Agency 8.6%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,423,261	1,532,638
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.077%	7,730,000	7,307,104
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.377%	4,790,000	4,136,609
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.077%	1,750,000	1,429,969
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.667%	3,050,000	2,960,050
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.967%	1,600,000	1,583,945
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	2.027%	7,700,000	7,546,000
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.527%	6,850,000	5,998,737
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.927%	3,100,000	2,832,571
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.547%	5,900,000	5,752,613

Columbia Total Return Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.047%	650,000	622,375
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.713%	4,361,000	4,274,989
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.013%	3,801,000	3,650,093
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	3,300,000	3,380,588
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.527%	3,000,000	2,997,188
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.627%	5,000,000	4,990,625
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.377%	2,000,000	1,993,750
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.127%	11,500,000	11,406,563
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.256%	5,000,000	4,962,500
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.848%	6,700,000	6,214,250
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.619%	7,750,000	7,769,375
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,314,723
Subordinated Series 2020-CX Class D
11/10/2046	2.683%	5,600,000	5,646,194
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.868%	6,392,000	6,335,753
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	1,800,000	1,596,100
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	6,673,316
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	5,931,386
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	9,335,000	9,882,557
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,515,562
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	5,513,750
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,500,000	4,757,992
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.127%	6,213,355	6,229,476
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	4,741,469
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,265,000	5,427,117
Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,256,083
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,956,731
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	1,400,000	1,400,365
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	779,968
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	3,011,481

4	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.227%	6,017,138	5,956,967
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.377%	4,800,000	4,770,153
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.027%	5,737,000	5,658,901
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	1.001%	5,155,000	5,135,412
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $198,803,718)			199,833,988

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(h)	4,518	123,025
WMI Holdings Corp. Escrow(c),(d),(h)	2,725	—
Total		123,025
Total Financials		123,025
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(h)	1,493	59,705
Total Industrials		59,705
Total Common Stocks (Cost $1,511,077)		182,730

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%	255,000	235,134
Total Convertible Bonds (Cost $238,710)			235,134

Corporate Bonds & Notes 27.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Bombardier, Inc.(a)
10/15/2022	6.000%	194,000	192,525
12/01/2024	7.500%	589,000	567,489
04/15/2027	7.875%	34,000	31,381
Moog, Inc.(a)
12/15/2027	4.250%	229,000	238,709
Northrop Grumman Corp.
01/15/2028	3.250%	3,490,000	3,888,029
Raytheon Technologies Corp.
07/01/2050	3.125%	2,270,000	2,391,484
TransDigm, Inc.(a)
12/15/2025	8.000%	394,000	430,838
03/15/2026	6.250%	2,697,000	2,852,650
01/15/2029	4.625%	75,000	74,510
TransDigm, Inc.
06/15/2026	6.375%	993,000	1,026,940
03/15/2027	7.500%	73,000	78,083
Subordinated
11/15/2027	5.500%	457,000	469,071
Total			12,241,709
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	380,000	436,267
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a),(i)
01/20/2026	5.750%	413,100	429,106
Total			865,373
Automotive 0.5%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	30,334
Clarios Global LP(a)
05/15/2025	6.750%	132,000	140,644
Ford Motor Co.
04/21/2023	8.500%	50,000	55,981
04/22/2025	9.000%	446,000	543,496
04/22/2030	9.625%	15,000	21,266
Ford Motor Credit Co. LLC
03/18/2021	3.336%	813,000	814,691
03/18/2024	5.584%	1,014,000	1,095,690
09/08/2024	3.664%	934,000	962,055
11/13/2025	3.375%	1,019,000	1,035,375
01/09/2027	4.271%	630,000	663,692
08/17/2027	4.125%	540,000	567,929
11/13/2030	4.000%	353,000	361,424
IAA Spinco, Inc.(a)
06/15/2027	5.500%	576,000	604,709

Columbia Total Return Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(j)
09/15/2026	4.750%	295,000	306,553
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,760,000	1,805,639
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	1,095,000	1,161,585
05/15/2027	8.500%	592,000	626,686
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	168,000	172,386
Tenneco, Inc.(a)
01/15/2029	7.875%	184,000	207,159
Total			11,177,294
Banking 2.3%
Bank of America Corp.(k)
07/23/2031	1.898%	11,430,000	11,320,756
BBVA Bancomer SA(a),(k)
Subordinated
11/12/2029	5.350%	1,405,000	1,472,441
Citigroup, Inc.(k)
06/03/2031	2.572%	4,815,000	5,020,157
Goldman Sachs Group Inc (The)(k)
01/27/2032	1.992%	4,425,000	4,433,564
JPMorgan Chase & Co.(k)
10/15/2030	2.739%	11,295,000	12,103,811
Morgan Stanley(k)
01/22/2031	2.699%	1,750,000	1,860,053
04/28/2032	1.928%	2,989,000	2,980,494
Washington Mutual Bank(c),(d),(l)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.
10/23/2026	3.000%	3,855,000	4,241,069
Wells Fargo & Co.(k)
02/11/2031	2.572%	10,120,000	10,583,802
Total			54,057,216
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	46,000	51,393
AG Issuer LLC(a)
03/01/2028	6.250%	45,000	47,143
NFP Corp.(a)
05/15/2025	7.000%	173,000	186,364
08/15/2028	6.875%	1,139,000	1,197,079
Total			1,481,979
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.7%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	921,000	955,192
01/15/2028	4.000%	445,000	460,453
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,745,000	1,763,826
11/15/2026	4.500%	485,000	506,524
Cemex SAB de CV(a)
11/19/2029	5.450%	8,704,000	9,468,529
Core & Main LP(a)
08/15/2025	6.125%	796,000	817,654
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	256,000	265,893
Interface, Inc.(a)
12/01/2028	5.500%	121,000	127,976
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	265,954
White Cap Buyer LLC(a)
10/15/2028	6.875%	389,000	404,098
Total			15,036,099
Cable and Satellite 1.3%
Cable One, Inc.(a)
11/15/2030	4.000%	193,000	197,857
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	1,100,000	1,134,663
05/01/2027	5.125%	396,000	416,313
05/01/2027	5.875%	834,000	866,841
06/01/2029	5.375%	233,000	252,812
03/01/2030	4.750%	862,000	916,286
08/15/2030	4.500%	1,694,000	1,783,701
02/01/2031	4.250%	288,000	295,284
05/01/2032	4.500%	467,000	486,081
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	575,000	694,485
03/01/2050	4.800%	5,625,000	6,404,182
04/01/2061	3.850%	620,000	596,147
Comcast Corp.
01/15/2051	2.800%	1,920,000	1,903,205
CSC Holdings LLC
06/01/2024	5.250%	871,000	939,111
CSC Holdings LLC(a)
05/15/2026	5.500%	480,000	497,955
02/01/2028	5.375%	952,000	1,011,207
02/01/2029	6.500%	303,000	337,443
01/15/2030	5.750%	598,000	641,964
12/01/2030	4.125%	1,399,000	1,430,057
12/01/2030	4.625%	358,000	365,111
02/15/2031	3.375%	56,000	54,653

6	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/15/2022	5.875%	739,000	768,417
11/15/2024	5.875%	192,000	198,935
07/01/2026	7.750%	1,217,000	1,320,745
07/01/2028	7.375%	250,000	260,280
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	257,000	262,470
09/15/2028	6.500%	495,000	520,786
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	1,136,000	1,174,435
08/01/2027	5.000%	347,000	364,821
07/01/2030	4.125%	363,000	373,966
Virgin Media Finance PLC(a)
07/15/2030	5.000%	805,000	827,811
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,131,000	1,180,344
05/15/2029	5.500%	469,000	505,631
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	555,000	579,960
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	350,709
Ziggo BV(a)
01/15/2027	5.500%	222,000	232,290
01/15/2030	4.875%	730,000	764,339
Total			30,911,297
Chemicals 0.4%
Angus Chemical Co.(a)
02/15/2023	8.750%	296,000	296,830
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	185,000	187,780
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	328,000	321,373
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	607,000	636,555
CF Industries, Inc.
03/15/2034	5.150%	43,000	52,861
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	621,492
HB Fuller Co.
10/15/2028	4.250%	188,000	192,444
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	185,000	206,255
INEOS Group Holdings SA(a)
08/01/2024	5.625%	366,000	372,120
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	739,000	743,196
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%	494,000	494,857
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	381,000	417,195
LYB International Finance III LLC
05/01/2050	4.200%	1,445,000	1,636,465
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	140,000	147,075
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	304,000	310,186
PQ Corp.(a)
12/15/2025	5.750%	236,000	242,127
SPCM SA(a)
09/15/2025	4.875%	82,000	84,468
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,029,000	1,094,255
WR Grace & Co.(a)
06/15/2027	4.875%	680,000	713,311
Total			8,770,845
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	614,000	611,665
Herc Holdings, Inc.(a)
07/15/2027	5.500%	129,000	136,011
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	183,000	188,498
United Rentals North America, Inc.
09/15/2026	5.875%	356,000	374,941
05/15/2027	5.500%	361,000	386,178
07/15/2030	4.000%	56,000	59,068
02/15/2031	3.875%	194,000	202,742
Total			1,959,103
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2022	7.875%	188,000	188,385
09/01/2023	7.625%	155,000	160,939
11/01/2024	8.500%	227,000	239,276
Arches Buyer, Inc.(a)
06/01/2028	4.250%	155,000	155,208
12/01/2028	6.125%	93,000	95,693
ASGN, Inc.(a)
05/15/2028	4.625%	398,000	413,166
Frontdoor, Inc.(a)
08/15/2026	6.750%	662,000	707,161

Columbia Total Return Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
06/01/2028	4.625%	97,000	101,087
02/15/2029	5.625%	79,000	86,105
Staples, Inc.(a)
04/15/2026	7.500%	297,000	302,961
04/15/2027	10.750%	28,000	27,137
Uber Technologies, Inc.(a)
05/15/2025	7.500%	688,000	737,027
01/15/2028	6.250%	200,000	215,065
Total			3,429,210
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	290,000	310,904
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	382,000	389,646
Mattel, Inc.(a)
12/31/2025	6.750%	474,000	498,234
12/15/2027	5.875%	446,000	491,279
Mattel, Inc.
11/01/2041	5.450%	28,000	30,923
Newell Brands, Inc.
06/01/2025	4.875%	371,000	408,559
Prestige Brands, Inc.(a)
03/01/2024	6.375%	218,000	222,377
01/15/2028	5.125%	214,000	227,648
Spectrum Brands, Inc.
07/15/2025	5.750%	202,000	208,528
Valvoline, Inc.(a)
02/15/2030	4.250%	94,000	98,492
06/15/2031	3.625%	206,000	207,223
Total			3,093,813
Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	1,111,000	1,155,162
06/30/2028	4.125%	314,000	328,739
Carrier Global Corp.
04/05/2040	3.377%	4,965,000	5,276,064
CFX Escrow Corp.(a)
02/15/2024	6.000%	38,000	39,308
02/15/2026	6.375%	467,000	500,257
Gates Global LLC/Co.(a)
01/15/2026	6.250%	876,000	920,305
MTS Systems Corp.(a)
08/15/2027	5.750%	249,000	270,825
Resideo Funding, Inc.(a)
11/01/2026	6.125%	630,000	669,134
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	282,000	306,570
Vertical Holdco GmbH(a)
07/15/2028	7.625%	145,000	156,904
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	340,000	356,153
WESCO Distribution, Inc.
06/15/2024	5.375%	160,000	164,336
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,621,000	1,763,699
06/15/2028	7.250%	346,000	388,726
Total			12,296,182
Electric 2.9%
AEP Texas, Inc.
01/15/2050	3.450%	2,995,000	3,284,506
Appalachian Power Co.
05/15/2044	4.400%	4,045,000	4,935,377
Calpine Corp.(a)
06/01/2026	5.250%	131,000	135,079
02/15/2028	4.500%	1,125,000	1,155,896
03/15/2028	5.125%	293,000	303,324
02/01/2029	4.625%	74,000	74,657
02/01/2031	5.000%	92,000	94,572
Clearway Energy Operating LLC
10/15/2025	5.750%	151,000	158,421
09/15/2026	5.000%	887,000	920,269
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	744,000	800,493
CMS Energy Corp.
03/01/2024	3.875%	2,005,000	2,178,676
11/15/2025	3.600%	260,000	289,312
03/31/2043	4.700%	230,000	280,968
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	1,265,000	1,467,865
DTE Energy Co.
10/01/2026	2.850%	8,462,000	9,250,248
Emera U.S. Finance LP
06/15/2046	4.750%	6,290,000	7,799,848
Eversource Energy
01/15/2028	3.300%	3,472,000	3,865,645
Georgia Power Co.
03/15/2042	4.300%	1,215,000	1,475,218
01/30/2050	3.700%	815,000	933,607
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	1,047,062
09/15/2027	4.500%	240,000	266,364

8	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
01/15/2027	6.625%	238,000	249,498
01/15/2028	5.750%	15,000	16,323
NRG Energy, Inc.(a)
02/15/2029	3.375%	270,000	276,327
06/15/2029	5.250%	1,142,000	1,260,703
02/15/2031	3.625%	540,000	561,470
PacifiCorp
02/15/2050	4.150%	2,080,000	2,609,442
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	139,572
PG&E Corp.
07/01/2028	5.000%	80,000	85,844
07/01/2030	5.250%	147,000	161,683
San Diego Gas & Electric Co.
04/15/2050	3.320%	1,765,000	1,945,820
Southern Co. (The)
07/01/2046	4.400%	3,188,000	3,846,231
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	79,000	87,822
01/15/2030	4.750%	494,000	530,467
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	70,700
02/15/2027	5.625%	209,000	220,607
07/31/2027	5.000%	712,000	749,375
WEC Energy Group, Inc.
10/15/2027	1.375%	3,345,000	3,383,940
Xcel Energy, Inc.
06/15/2028	4.000%	3,155,000	3,676,092
06/01/2030	3.400%	6,370,000	7,190,105
Total			67,779,428
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	262,000	270,203
08/01/2025	3.750%	1,266,000	1,295,015
12/15/2026	5.125%	407,000	431,715
05/01/2027	8.500%	726,000	802,604
08/01/2028	4.000%	293,000	288,892
09/01/2028	3.500%	445,000	437,820
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	635,000	653,860
Total			4,180,109
Finance Companies 0.7%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	10,500,000	12,285,849
Global Aircraft Leasing Co., Ltd.(a),(j)
09/15/2024	6.500%	209,322	187,636
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/15/2022	6.500%	602,000	630,547
01/25/2023	5.500%	225,000	236,171
06/15/2026	6.750%	235,000	259,065
Navient Corp.(i)
03/15/2028	4.875%	256,000	253,569
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	618,000	628,451
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	471,000	471,776
03/01/2031	3.875%	555,000	562,540
SLM Corp.
10/29/2025	4.200%	245,000	259,906
Springleaf Finance Corp.
03/15/2024	6.125%	502,000	548,698
03/15/2025	6.875%	181,000	207,427
06/01/2025	8.875%	57,000	63,724
Total			16,595,359
Food and Beverage 2.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	13,543,000	16,923,741
Bacardi Ltd.(a)
05/15/2048	5.300%	5,595,000	7,537,050
Conagra Brands, Inc.
11/01/2048	5.400%	1,655,000	2,293,943
Cott Holdings, Inc.(a)
04/01/2025	5.500%	997,000	1,027,063
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	774,000	797,910
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	1,064,276
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	223,000	253,174
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	7,724,000	8,227,964
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	57,000	63,112
MHP SE(a)
05/10/2024	7.750%	581,000	635,368
Mondelez International, Inc.
04/13/2030	2.750%	4,715,000	5,092,620
Performance Food Group, Inc.(a)
05/01/2025	6.875%	433,000	465,541
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	434,000	443,604
09/30/2027	5.875%	491,000	522,853

Columbia Total Return Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,536,000	1,585,798
03/01/2027	5.750%	1,241,000	1,303,011
01/15/2028	5.625%	92,000	97,667
04/15/2030	4.625%	624,000	646,777
US Foods, Inc.(a)
04/15/2025	6.250%	209,000	222,358
US Foods, Inc.(a),(i)
02/15/2029	4.750%	612,000	613,486
Total			49,817,316
Gaming 0.5%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	47,000	51,858
Boyd Gaming Corp.
04/01/2026	6.375%	11,000	11,384
08/15/2026	6.000%	313,000	324,115
12/01/2027	4.750%	332,000	340,473
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	512,000	509,333
CCM Merger, Inc.(a)
05/01/2026	6.375%	133,000	141,029
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	428,000	449,183
07/01/2025	6.250%	1,442,000	1,520,082
07/01/2027	8.125%	565,000	619,263
International Game Technology PLC(a)
02/15/2022	6.250%	292,000	297,945
02/15/2025	6.500%	568,000	626,830
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	413,000	438,755
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	538,000	572,441
02/01/2027	5.750%	223,000	250,062
Scientific Games International, Inc.(a)
07/01/2025	8.625%	90,000	97,380
10/15/2025	5.000%	1,979,000	2,038,449
03/15/2026	8.250%	283,000	299,429
05/15/2028	7.000%	88,000	93,553
11/15/2029	7.250%	603,000	649,871
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	80,000	84,078
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	495,000	504,183
12/01/2026	4.250%	358,000	370,813
02/15/2027	3.750%	106,000	107,932
12/01/2029	4.625%	55,000	58,578
08/15/2030	4.125%	85,000	88,504
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	137,000	141,111
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	260,000	279,381
Total			10,966,015
Health Care 1.8%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	278,000	283,487
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	290,000	309,235
04/15/2029	5.000%	499,000	525,120
Avantor Funding, Inc.(a)
07/15/2028	4.625%	485,000	509,105
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.255%	4,916,000	4,965,925
Becton Dickinson and Co.
06/06/2024	3.363%	2,000,000	2,170,828
05/20/2030	2.823%	2,840,000	3,066,502
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	390,000	400,614
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	99,000	103,473
05/01/2028	4.250%	42,000	44,315
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	438,000	461,068
03/15/2026	8.000%	392,000	421,400
03/15/2027	5.625%	129,000	135,771
CHS/Community Health Systems, Inc.(a),(i)
04/15/2029	6.875%	402,000	406,577
02/15/2031	4.750%	357,000	356,444
Cigna Corp.
12/15/2048	4.900%	2,575,000	3,430,572
CVS Health Corp.
03/25/2048	5.050%	8,650,000	11,318,043
Encompass Health Corp.
02/01/2028	4.500%	422,000	441,858
HCA, Inc.
02/01/2025	5.375%	1,273,000	1,428,201
09/01/2028	5.625%	223,000	261,131
02/01/2029	5.875%	363,000	432,465
09/01/2030	3.500%	225,000	232,990
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	318,000	327,031
09/15/2027	4.375%	274,000	285,438
Hologic, Inc.(a)
02/15/2029	3.250%	170,000	172,756
IQVIA, Inc.(a)
10/15/2026	5.000%	970,000	1,009,872

10	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	174,000	186,535
02/01/2028	7.250%	39,000	41,961
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	501,000	519,748
Select Medical Corp.(a)
08/15/2026	6.250%	1,751,000	1,870,808
Syneos Health, Inc.(a)
01/15/2029	3.625%	159,000	158,839
Teleflex, Inc.(a)
06/01/2028	4.250%	386,000	405,453
Tenet Healthcare Corp.
07/15/2024	4.625%	1,237,000	1,258,663
05/01/2025	5.125%	122,000	123,568
08/01/2025	7.000%	225,000	233,116
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	366,000	395,608
01/01/2026	4.875%	220,000	229,541
02/01/2027	6.250%	468,000	493,049
11/01/2027	5.125%	774,000	817,180
06/15/2028	4.625%	69,000	72,209
10/01/2028	6.125%	834,000	871,254
Total			41,177,753
Healthcare Insurance 0.2%
Centene Corp.
01/15/2025	4.750%	93,000	95,429
01/15/2025	4.750%	59,000	60,473
12/15/2027	4.250%	215,000	227,719
12/15/2029	4.625%	916,000	1,015,690
10/15/2030	3.000%	752,000	786,614
Centene Corp.(a)
06/01/2026	5.375%	162,000	169,371
08/15/2026	5.375%	158,000	166,303
UnitedHealth Group, Inc.
10/15/2047	3.750%	1,480,000	1,756,618
Total			4,278,217
Home Construction 0.1%
Meritage Homes Corp.
04/01/2022	7.000%	213,000	225,699
06/01/2025	6.000%	277,000	315,016
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	70,000	72,103
04/01/2029	4.750%	346,000	356,982
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	95,120
08/01/2030	5.125%	514,000	564,026
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	284,000	302,135
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TRI Pointe Group, Inc.
06/15/2028	5.700%	144,000	162,347
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	143,000	156,545
Total			2,249,973
Independent Energy 0.9%
Apache Corp.
11/15/2025	4.625%	152,000	155,342
11/15/2027	4.875%	427,000	438,839
09/01/2040	5.100%	161,000	162,469
02/01/2042	5.250%	337,000	339,331
04/15/2043	4.750%	365,000	350,030
01/15/2044	4.250%	193,000	179,638
Callon Petroleum Co.
10/01/2024	6.125%	71,000	47,878
07/01/2026	6.375%	480,000	306,366
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	2,055,360
06/30/2033	6.450%	855,000	1,123,190
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	14,000	10,412
CNX Resources Corp.(a)
03/14/2027	7.250%	595,000	637,838
01/15/2029	6.000%	123,000	127,102
Comstock Resources, Inc.
08/15/2026	9.750%	80,000	85,206
08/15/2026	9.750%	69,000	73,494
Continental Resources, Inc.(a)
01/15/2031	5.750%	295,000	319,279
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	648,000	644,856
Double Eagle III Midco 1 LLC/Finance Corp.(a)
12/15/2025	7.750%	621,000	650,021
Encana Corp.
08/15/2034	6.500%	17,000	20,759
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	504,000	536,975
01/30/2028	5.750%	491,000	520,460
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,918,845
EQT Corp.
10/01/2027	3.900%	706,000	732,885
01/15/2029	5.000%	259,000	281,399
EQT Corp.(k)
02/01/2030	8.750%	149,000	189,982

Columbia Total Return Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	23,213
02/01/2029	5.750%	264,000	268,323
02/01/2031	6.000%	282,000	286,244
Indigo Natural Resources LLC(a),(i)
02/01/2029	5.375%	214,000	211,238
Matador Resources Co.
09/15/2026	5.875%	1,069,000	1,021,132
MEG Energy Corp.(a),(i)
02/01/2029	5.875%	161,000	159,832
Newfield Exploration Co.
07/01/2024	5.625%	97,000	105,421
01/01/2026	5.375%	222,000	242,195
Occidental Petroleum Corp.
02/15/2023	2.700%	905,000	892,481
08/15/2024	2.900%	644,000	624,770
07/15/2025	8.000%	213,000	241,335
08/15/2029	3.500%	673,000	624,549
09/01/2030	6.625%	896,000	1,012,484
01/01/2031	6.125%	318,000	345,861
09/15/2036	6.450%	246,000	269,626
03/15/2046	6.600%	742,000	798,385
08/15/2049	4.400%	311,000	266,335
Ovintiv, Inc.
11/01/2031	7.200%	40,000	50,184
QEP Resources, Inc.
03/01/2026	5.625%	124,000	138,258
SM Energy Co.
09/15/2026	6.750%	422,000	380,751
01/15/2027	6.625%	433,000	389,775
WPX Energy, Inc.
06/15/2028	5.875%	103,000	111,540
01/15/2030	4.500%	381,000	405,784
Total			20,777,672
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	355,000	400,911
11/15/2039	6.750%	257,000	333,163
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	1,036,629
Total			1,770,703
Leisure 0.2%
Carnival Corp.(a)
03/01/2026	7.625%	226,000	239,044
08/01/2027	9.875%	365,000	417,772
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	225,000	225,121
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	968,000	1,005,611
10/01/2028	6.500%	496,000	523,591
Cinemark USA, Inc.
06/01/2023	4.875%	623,000	603,924
Cinemark USA, Inc.(a)
05/01/2025	8.750%	138,000	149,100
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	47,000	47,394
03/15/2026	5.625%	92,000	94,542
05/15/2027	6.500%	280,000	311,124
NCL Corp Ltd.(a)
03/15/2026	5.875%	152,000	150,212
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	146,000	157,460
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	180,000	157,964
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	205,000	211,549
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	491,000	487,699
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	61,000	65,759
Viking Cruises Ltd.(a)
09/15/2027	5.875%	223,000	213,517
Viking Cruises Ltd.(a),(i)
02/15/2029	7.000%	135,000	134,386
Viking Ocean Cruises Ship VII Ltd.(a),(i)
02/15/2029	5.625%	115,000	114,848
VOC Escrow Ltd.(a)
02/15/2028	5.000%	34,000	33,067
Total			5,343,684
Life Insurance 0.4%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	1,306,000	1,403,695
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,325,756
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	205,000	267,700
Voya Financial, Inc.
06/15/2026	3.650%	1,592,000	1,813,027
06/15/2046	4.800%	2,558,000	3,183,697
Total			8,993,875

12	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	64,318
05/01/2028	5.750%	67,000	72,305
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	307,000	318,227
Hilton Domestic Operating Co., Inc.(a),(i)
02/15/2032	3.625%	253,000	250,097
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	315,544
Total			1,020,491
Media and Entertainment 0.4%
Clear Channel International BV(a)
08/01/2025	6.625%	289,000	304,368
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	388,000	403,567
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	672,000	686,317
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	232,000	187,470
08/15/2027	6.625%	85,000	53,989
Discovery Communications LLC
05/15/2049	5.300%	730,000	934,727
iHeartCommunications, Inc.
05/01/2026	6.375%	767,634	818,197
05/01/2027	8.375%	996,507	1,063,614
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	392,000	406,631
01/15/2028	4.750%	275,000	281,646
Lamar Media Corp.
02/15/2028	3.750%	444,000	450,454
01/15/2029	4.875%	64,000	67,842
Netflix, Inc.
04/15/2028	4.875%	546,000	639,158
11/15/2028	5.875%	501,000	628,670
05/15/2029	6.375%	525,000	676,469
Netflix, Inc.(a)
11/15/2029	5.375%	167,000	207,770
06/15/2030	4.875%	126,000	153,090
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	299,000	307,679
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	204,000	217,890
10/01/2030	5.875%	255,000	283,505
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	268,000	276,272
01/15/2029	4.250%	207,000	205,388
03/15/2030	4.625%	144,000	144,049
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	78,000	78,037
01/15/2031	5.375%	152,000	153,534
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	46,000	47,925
Total			9,678,258
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	147,000	152,499
09/30/2026	7.000%	252,000	266,290
Commercial Metals Co.(i)
02/15/2031	3.875%	60,000	61,436
Constellium NV(a)
05/15/2024	5.750%	61,000	61,975
03/01/2025	6.625%	982,000	999,553
02/15/2026	5.875%	863,000	887,286
Constellium SE(a)
06/15/2028	5.625%	961,000	1,028,304
Freeport-McMoRan, Inc.
09/01/2029	5.250%	432,000	482,392
08/01/2030	4.625%	512,000	568,764
03/15/2043	5.450%	914,000	1,143,888
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	447,000	465,207
04/01/2029	6.125%	655,000	694,300
Novelis Corp.(a)
09/30/2026	5.875%	1,839,000	1,927,071
01/30/2030	4.750%	824,000	867,340
Total			9,606,305
Midstream 1.7%
Cheniere Energy Partners LP
10/01/2026	5.625%	1,287,000	1,339,554
10/01/2029	4.500%	392,000	420,077
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	593,000	617,803
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	49,270
05/15/2029	5.125%	484,000	526,692
04/01/2044	5.600%	174,000	181,761
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	141,189
Enterprise Products Operating LLC
01/31/2060	3.950%	1,055,000	1,132,719

Columbia Total Return Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	157,000	164,302
07/01/2027	6.500%	417,000	446,637
01/15/2029	4.500%	315,000	304,793
01/15/2031	4.750%	400,000	386,237
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	950,000	971,293
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	18,000	16,601
02/01/2028	7.750%	322,000	300,150
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	722,000	726,304
Kinder Morgan, Inc.
02/15/2046	5.050%	4,250,000	5,052,428
MPLX LP
04/15/2048	4.700%	2,850,000	3,207,923
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,317,668
06/01/2026	6.000%	284,000	301,287
04/28/2027	5.625%	165,000	173,198
10/01/2030	6.375%	604,000	665,043
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,075,000	9,223,363
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	184,000	180,866
Sunoco LP/Finance Corp.
02/15/2026	5.500%	1,219,000	1,254,842
04/15/2027	6.000%	239,000	252,213
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	86,000	91,512
03/01/2027	6.000%	101,000	102,475
01/15/2028	5.500%	107,000	107,204
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	376,000	388,579
01/15/2028	5.000%	577,000	598,197
01/15/2029	6.875%	43,000	47,492
03/01/2030	5.500%	1,091,000	1,162,523
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	257,000	268,232
Targa Resources Partners LP/Finance Corp.(a),(i)
01/15/2032	4.000%	283,000	280,227
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	279,000	280,839
Western Gas Partners LP
08/15/2048	5.500%	2,583,000	2,574,015
Williams Companies, Inc. (The)
09/15/2045	5.100%	3,460,000	4,165,964
Total			39,421,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.6%
NiSource, Inc.
05/01/2030	3.600%	3,435,000	3,908,985
02/15/2043	5.250%	535,000	708,328
05/15/2047	4.375%	6,799,000	8,280,524
Sempra Energy
06/15/2027	3.250%	302,000	337,244
Total			13,235,081
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	237,000	248,492
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	100,000	102,273
Nabors Industries Ltd.(a)
01/15/2026	7.250%	164,000	132,261
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	60,176	53,707
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	36,660	34,635
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	54,000	49,410
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	469,763	429,820
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	107,572
Total			1,158,170
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	168,000	172,912
Hillenbrand, Inc.
06/15/2025	5.750%	469,000	505,182
Total			678,094
Other REIT 0.1%
Hospitality Properties Trust
03/15/2024	4.650%	219,000	217,350
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	494,000	496,341
10/01/2025	5.250%	643,000	642,676
02/01/2027	4.250%	30,000	28,774
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	380,000	401,265
Service Properties Trust
10/01/2024	4.350%	103,000	101,157
12/15/2027	5.500%	135,000	143,907
Total			2,031,470

14	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	501,000	516,005
08/15/2026	4.125%	1,492,000	1,541,594
08/15/2027	5.250%	294,000	304,200
08/15/2027	5.250%	287,000	293,581
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	63,000	67,430
Berry Global, Inc.(a)
02/15/2026	4.500%	500,000	510,799
BWAY Holding Co.(a)
04/15/2024	5.500%	296,000	299,686
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	219,000	222,299
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	550,000	571,296
Novolex(a)
01/15/2025	6.875%	28,000	28,437
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	1,187,000	1,251,006
08/15/2027	8.500%	555,000	603,810
Total			6,210,143
Pharmaceuticals 1.0%
AbbVie, Inc.
06/15/2044	4.850%	2,170,000	2,772,429
11/21/2049	4.250%	4,075,000	4,945,267
Amgen, Inc.
02/21/2050	3.375%	5,160,000	5,553,501
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	391,000	400,627
11/01/2025	5.500%	248,000	255,303
04/01/2026	9.250%	1,613,000	1,790,849
01/31/2027	8.500%	397,000	439,015
08/15/2027	5.750%	608,000	654,997
01/30/2028	5.000%	414,000	426,403
02/15/2029	5.000%	163,000	166,908
02/15/2029	6.250%	738,000	791,851
01/30/2030	5.250%	70,000	72,388
02/15/2031	5.250%	238,000	245,019
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	473,000	484,036
07/15/2027	5.000%	23,000	24,231
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	417,000	476,274
06/30/2028	6.000%	326,000	272,856
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	1,492,000	1,563,374
06/15/2028	5.000%	166,000	175,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	661,000	710,780
Total			22,221,806
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	673,000	679,659
10/15/2027	6.750%	618,000	653,212
AssuredPartners, Inc.(a)
01/15/2029	5.625%	375,000	382,519
HUB International Ltd.(a)
05/01/2026	7.000%	668,000	692,490
MGIC Investment Corp.
08/15/2028	5.250%	49,000	52,394
Radian Group, Inc.
03/15/2025	6.625%	908,000	1,024,815
03/15/2027	4.875%	339,000	366,119
USI, Inc.(a)
05/01/2025	6.875%	65,000	66,265
Total			3,917,473
Railroads 0.1%
Union Pacific Corp.
08/15/2059	3.950%	985,000	1,179,057
02/05/2070	3.750%	1,215,000	1,408,797
Total			2,587,854
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	110,000	111,923
04/15/2025	5.750%	1,123,000	1,198,880
01/15/2028	3.875%	61,000	61,869
10/15/2030	4.000%	299,000	296,796
IRB Holding Corp.(a)
06/15/2025	7.000%	1,508,000	1,636,714
02/15/2026	6.750%	887,000	913,636
Yum! Brands, Inc.(a)
04/01/2025	7.750%	1,070,000	1,174,630
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	217,899
Total			5,612,347
Retailers 0.3%
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	23,000	24,599
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	102,000	104,166
Hanesbrands, Inc.(a)
05/15/2025	5.375%	1,364,000	1,453,081

Columbia Total Return Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(a)
07/01/2025	6.875%	183,000	199,419
07/01/2025	9.375%	47,000	58,042
10/01/2030	6.625%	278,000	311,247
L Brands, Inc.
06/15/2029	7.500%	63,000	71,278
11/01/2035	6.875%	200,000	231,910
Lowe’s Companies, Inc.
05/03/2047	4.050%	3,340,000	3,981,813
Michaels Stores, Inc.(a)
07/15/2027	8.000%	81,000	86,775
Penske Automotive Group, Inc.
09/01/2025	3.500%	36,000	36,803
PetSmart, Inc.(a)
03/15/2023	7.125%	454,000	455,413
06/01/2025	5.875%	309,000	317,768
PetSmart, Inc./Finance Corp.(a),(i)
02/15/2028	4.750%	233,000	233,000
02/15/2029	7.750%	135,000	135,000
Total			7,700,314
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	16,000	16,532
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	83,927
02/15/2028	5.875%	296,000	317,776
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	1,250,000	1,259,207
01/15/2027	4.625%	688,000	721,133
02/15/2030	4.875%	581,000	620,618
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	109,000	116,138
Total			3,135,331
Technology 1.9%
Apple, Inc.
05/11/2050	2.650%	3,700,000	3,728,186
Ascend Learning LLC(a)
08/01/2025	6.875%	612,000	631,144
08/01/2025	6.875%	107,000	110,136
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	172,000	182,065
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	291,000	294,510
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	94,000	101,669
03/01/2026	9.125%	28,000	29,830
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	9,230,000	10,315,342
Broadcom, Inc.
11/15/2030	4.150%	2,325,000	2,632,687
Camelot Finance SA(a)
11/01/2026	4.500%	189,000	196,669
CDK Global, Inc.
06/01/2027	4.875%	91,000	95,768
CDK Global, Inc.(a)
05/15/2029	5.250%	190,000	205,835
CommScope Technologies LLC(a)
06/15/2025	6.000%	204,000	208,318
Gartner, Inc.(a)
07/01/2028	4.500%	204,000	215,253
10/01/2030	3.750%	482,000	495,229
Intel Corp.
05/11/2047	4.100%	4,220,000	5,165,681
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	147,153
09/15/2029	4.875%	62,000	64,350
07/15/2030	5.250%	769,000	809,967
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	747,000	781,368
Microchip Technology, Inc.(a)
09/01/2025	4.250%	488,000	509,497
NCR Corp.(a)
04/15/2025	8.125%	178,000	194,894
09/01/2027	5.750%	91,000	95,482
10/01/2028	5.000%	512,000	526,215
09/01/2029	6.125%	274,000	295,560
10/01/2030	5.250%	203,000	212,180
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,090,000	1,217,222
Oracle Corp.
04/01/2050	3.600%	5,830,000	6,507,059
Plantronics, Inc.(a)
05/31/2023	5.500%	1,080,000	1,082,146
PTC, Inc.(a)
02/15/2025	3.625%	221,000	226,969
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	836,000	852,887
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	108,000	128,145
09/01/2025	7.375%	148,000	159,395
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	362,000	376,482
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	193,000	198,285

16	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Switch Ltd.(a)
09/15/2028	3.750%	100,000	102,270
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	285,000	304,041
06/01/2025	6.750%	292,000	300,299
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	2,050,000	2,050,086
Verscend Escrow Corp.(a)
08/15/2026	9.750%	739,000	796,912
ZoomInfo Technologies LLC/Finance Corp.(a),(i)
02/01/2029	3.875%	622,000	628,265
Total			43,175,451
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	102,000	102,694
07/15/2027	5.750%	100,000	101,059
ERAC USA Finance LLC(a)
12/01/2026	3.300%	2,705,000	3,008,231
FedEx Corp.
04/01/2046	4.550%	3,660,000	4,426,277
Total			7,638,261
Wireless 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%	831,000	838,026
Altice France SA(a)
05/01/2026	7.375%	1,506,000	1,578,109
02/01/2027	8.125%	127,000	140,032
01/15/2028	5.500%	1,233,000	1,285,436
American Tower Corp.
08/15/2029	3.800%	5,040,000	5,726,856
SBA Communications Corp.
09/01/2024	4.875%	431,000	442,436
02/15/2027	3.875%	557,000	581,527
SBA Communications Corp.(a)
02/01/2029	3.125%	708,000	707,280
Sprint Capital Corp.
03/15/2032	8.750%	310,000	473,461
Sprint Corp.
06/15/2024	7.125%	994,000	1,158,798
02/15/2025	7.625%	741,000	885,666
03/01/2026	7.625%	485,000	597,629
T-Mobile USA, Inc.
01/15/2026	6.500%	584,000	602,726
02/15/2026	2.250%	140,000	141,482
02/01/2028	4.750%	286,000	305,393
02/15/2029	2.625%	572,000	573,944
02/15/2031	2.875%	318,000	320,535
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	880,000	994,448
02/15/2041	3.000%	2,350,000	2,321,065
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	399,000	398,012
Total			20,072,861
Wirelines 1.7%
AT&T, Inc.(a)
09/15/2055	3.550%	12,991,000	12,398,766
12/01/2057	3.800%	2,775,000	2,772,264
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	200,000	205,001
CenturyLink, Inc.
03/15/2022	5.800%	459,000	479,530
12/01/2023	6.750%	1,148,000	1,273,630
04/01/2025	5.625%	527,000	574,369
CenturyLink, Inc.(a)
12/15/2026	5.125%	329,000	349,508
02/15/2027	4.000%	338,000	349,528
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	698,000	699,758
03/01/2028	6.125%	516,000	537,038
Telecom Italia Capital SA
09/30/2034	6.000%	52,000	62,307
Verizon Communications, Inc.
09/21/2028	4.329%	3,825,000	4,544,935
01/20/2031	1.750%	2,949,000	2,897,910
08/10/2033	4.500%	10,107,000	12,464,086
Total			39,608,630
Total Corporate Bonds & Notes (Cost $610,727,349)			627,960,036

Foreign Government Obligations(m),(n) 3.4%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	686,595
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	77,701
06/01/2027	5.250%	445,000	459,499
Total			537,200
Colombia 0.5%
Colombia Government International Bond
05/15/2049	5.200%	4,442,000	5,333,112

Columbia Total Return Bond Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecopetrol SA
04/29/2030	6.875%		4,400,000	5,467,459
Total				10,800,571
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%		785,000	900,247
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%		1,015,000	1,113,814
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,710,000	1,898,677
03/15/2024	7.500%		971,000	1,078,137
Total				2,976,814
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,250,000	2,356,257
Indonesia 0.5%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		342,000	377,548
05/15/2030	5.450%		1,700,000	2,009,458
PT Pertamina Persero(a)
05/30/2044	6.450%		1,650,000	2,227,021
01/21/2050	4.175%		5,280,000	5,657,706
Total				10,271,733
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	4,455,000	5,933,065
Mexico 0.8%
Petroleos Mexicanos
09/21/2047	6.750%		10,471,000	9,116,062
01/28/2060	6.950%		11,185,000	9,754,925
Total				18,870,987
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		971,000	989,113
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2049	4.817%		2,400,000	3,214,588
Romania 0.2%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	4,100,000	5,586,540
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	1,498,157
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	2,550,000	3,238,176
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	855,000	937,898
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	2,300,000	2,382,351
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%	2,000,000	2,020,862
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%	800,000	858,729
United Arab Emirates 0.2%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	971,000	1,025,666
DP World PLC(a)
07/02/2037	6.850%	1,280,000	1,732,620
09/25/2048	5.625%	1,100,000	1,375,653
Total			4,133,939
Total Foreign Government Obligations (Cost $76,006,576)			79,307,636

Residential Mortgage-Backed Securities - Agency 25.0%

Federal Home Loan Mortgage Corp.(o)
12/01/2046	3.500%	10,096,270	10,876,796
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.774%	483,425	78,119
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.924%	1,158,225	225,320

18	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.920%	19,135,227	3,972,046
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.920%	8,975,180	2,028,712
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.924%	1,847,684	348,954
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.844%	738,387	149,276
Federal Home Loan Mortgage Corp.(g)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,413,584	205,984
CMO Series 4182 Class DI
05/15/2039	3.500%	1,607,356	38,685
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4620 Class AS
11/15/2042	2.358%	1,217,227	77,781
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	1.665%	2,906	2,918
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	2.680%	53,251	52,974
Federal National Mortgage Association
08/01/2034	5.500%	59,482	69,276
10/01/2040- 07/01/2041	4.500%	3,291,293	3,683,084
08/01/2043- 02/01/2048	4.000%	19,469,319	21,424,972
06/01/2045	3.500%	2,008,076	2,162,205
CMO Series 2017-72 Class B
09/25/2047	3.000%	9,205,903	9,867,662
Federal National Mortgage Association(g)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	1,173,909	38,002
CMO Series 2020-76 Class EI
11/25/2050	2.500%	16,185,914	2,338,146
CMO Series 2021-3 Class TI
02/25/2051	2.500%	41,000,000	6,816,844
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.770%	3,528,291	682,835
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.020%	2,061,251	384,427
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.870%	1,587,609	353,240
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.870%	6,045,824	1,425,732
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.870%	14,807,695	3,449,720
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.020%	7,005,356	1,549,354
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.970%	6,602,672	1,472,431
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.020%	5,096,878	1,157,649
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.020%	11,268,980	2,474,915
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.070%	7,534,529	1,528,666

Columbia Total Return Bond Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.070%	6,940,986	1,171,105
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.020%	11,078,603	2,508,930
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.920%	29,235,333	5,703,810
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.920%	16,734,323	3,792,793
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.920%	14,754,712	2,938,230
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	2.250%	6,770	6,992
Government National Mortgage Association(o)
04/20/2048	4.500%	10,782,919	11,735,730
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,858,745	448,698
CMO Series 2020-175 Class KI
11/20/2050	2.500%	29,877,594	4,129,854
CMO Series 2020-191 Class UG
12/20/2050	3.500%	21,924,957	3,632,176
CMO Series 2021-9 Class MI
01/20/2051	2.500%	25,000,000	3,126,667
Government National Mortgage Association(b),(g)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.069%	11,545,853	3,458,602
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.069%	7,169,747	1,766,294
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.071%	10,527,926	2,295,908
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.071%	5,182,173	1,051,702
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.021%	6,727,826	1,464,403
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.071%	7,337,784	1,275,813
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.071%	7,946,123	1,769,635
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.121%	8,757,424	1,798,265
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.071%	7,469,606	1,509,945
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.021%	6,082,816	1,242,422
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.071%	17,019,415	3,486,909
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.021%	14,365,603	2,781,559

20	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.071%	7,858,200	1,627,163
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.071%	11,931,594	2,003,851
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.071%	8,465,089	1,538,392
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.871%	12,507,277	2,700,362
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.021%	9,287,156	1,891,418
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.021%	10,857,367	2,126,545
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.919%	10,433,252	1,980,892
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.019%	9,544,672	1,653,506
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.021%	15,048,337	2,677,283
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.919%	9,011,503	1,123,531
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.021%	13,383,108	2,297,375
Government National Mortgage Association TBA(i)
02/18/2051	2.500%	65,000,000	68,356,641
Uniform Mortgage-Backed Security TBA(i)
02/16/2036- 02/11/2051	2.500%	112,000,000	117,878,594
02/16/2036- 02/11/2051	3.000%	116,500,000	122,661,631
02/11/2051	2.000%	90,000,000	92,847,657
02/11/2051	4.000%	14,000,000	15,012,539
Total Residential Mortgage-Backed Securities - Agency (Cost $563,336,434)			580,410,547

Residential Mortgage-Backed Securities - Non-Agency 32.5%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	6,957,173	6,947,432
American Mortgage Trust(c),(d),(f)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	145	88
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,896,654
ASG Resecuritization Trust(a),(f)
CMO Series 2009-2 Class G75
05/24/2036	3.065%	387,455	387,007
Bayview Opportunity Master Fund IIIb Trust(a),(f)
Series 2019-LT2 Class A1
10/28/2034	3.376%	546,124	547,368
Bayview Opportunity Master Fund IVa Trust(a),(f)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	2,778,611	2,793,413
Bayview Opportunity Master Fund Trust(a),(f)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	1,599,313	1,595,416
Bayview Opportunity Master Fund V Trust(a),(f)
CMO Series 2020-RN3 Class A1
09/25/2035	3.105%	3,764,731	3,770,632
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.480%	2,878,794	2,916,668
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.730%	2,384,860	2,385,339

Columbia Total Return Bond Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.430%	493,473	493,500
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.880%	6,630,401	6,637,966
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.130%	5,250,000	5,287,634
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.230%	1,500,000	1,504,702
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.230%	785,003	784,391
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.730%	12,700,000	12,724,251
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.630%	3,727,000	3,769,119
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.330%	6,380,000	6,438,505
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.980%	3,000,000	3,028,381
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	3.830%	6,900,000	7,045,005
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.750%	5,000,000	5,022,781
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	1.530%	1,115,877	1,117,539
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	1,067,052	1,093,584
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	1,700,000	1,658,061
BVRT Financing Trust(a),(b),(d)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	2.098%	11,000,000	11,055,000
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	0.000%	10,450,000	10,472,530
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.395%	12,700,000	12,727,381
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	20,000,000	19,880,580
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.880%	6,600,000	6,507,845
CIM Trust(a),(f)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	7,225,479	7,270,580
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.199%	7,729,803	7,617,742
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2014-12 Class 3A1
10/25/2035	3.510%	763,576	765,101
CMO Series 2014-C Class A
02/25/2054	3.250%	141,456	141,565
CMO Series 2015-A Class A4
06/25/2058	4.250%	393,826	414,214
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	8,500,000	8,731,160
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.280%	7,995,206	7,927,534
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2021-NQM1 Class A1
05/25/2065	0.809%	6,000,000	6,005,173
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	5,000,000	5,000,649

22	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,250,000	1,249,986
CSMC Ltd.(a)
Subordinated CMO Series 2020-BPL2 Class A1
03/25/2026	3.453%	3,560,051	3,556,825
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.487%	19,229,275	19,559,286
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	4,806,853	4,883,235
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	515,396
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	423,000	429,906
CMO Series 2018-1A Class M1
12/25/2057	3.939%	3,000,000	3,054,112
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.850%	1,376,515	1,379,312
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.580%	15,300,000	15,285,737
Eagle RE Ltd.(a),(b)
CMO Series 2020-2 Class M1B
1-month USD LIBOR + 4.000% 10/25/2030	4.148%	2,500,000	2,528,531
CMO Series 2020-2 Class M1C
1-month USD LIBOR + 4.500% 10/25/2030	4.650%	5,750,000	5,835,445
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,563,750
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.880%	7,625,000	8,178,830
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.298%	7,300,000	7,372,916
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	24,371,000	24,831,088
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	4,836,000	4,838,557
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	10,524,731
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.880%	10,200,000	10,369,871
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.130%	5,900,000	5,959,923
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.682%	16,500,000	16,643,532
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.082%	8,500,000	8,824,516
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.030%	7,100,000	7,104,077
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.294%	11,550,000	11,900,464
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	8,700,000	8,699,993
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	106,638	106,756
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	3,581,296	3,584,236
Legacy Mortgage Asset Trust(a),(c),(d),(f),(i)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	7,200,000	7,200,000
LVII Resecuritization Trust(a),(f)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	5.182%	3,745,530	3,753,999
MFA Trust(a),(f)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,768,640
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.880%	7,087,788	7,087,816

Columbia Total Return Bond Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	5,131,758	5,131,785
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,052,703	2,052,522
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	3,550,978	3,579,007
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	18,269,389	18,670,851
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,734,786	5,746,083
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.680%	1,032,766	1,032,765
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.530%	116,746	116,746
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.080%	5,000,000	5,006,628
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.130%	530,105	530,879
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.730%	8,600,000	8,654,039
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	4,223,174	4,239,700
OSAT Trust(a),(f)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	6,722,497	6,780,505
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.128%	5,844,696	5,576,152
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.878%	5,714,714	5,518,783
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.980%	26,000,000	25,744,875
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.780%	38,450,000	37,692,454
Preston Ridge Partners LLC(a),(f)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	3,226,654	3,225,437
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	5,000,000	4,985,459
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	3,950,198	3,952,697
CMO Series 2020-RPL1 Class A1
05/27/2060	3.819%	3,437,509	3,473,351
CMO Series 2020-RPL2 Class A1
06/27/2069	3.179%	7,525,321	7,528,002
PRPM LLC(a),(f)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	2,463,977	2,472,577
CMO Series 2020-1A Class A1
02/25/2025	2.981%	23,361,947	23,407,330
CMO Series 2020-2 Class A1
08/25/2025	3.671%	9,384,020	9,477,629
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.880%	12,000,000	12,000,046
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.600%	12,340,000	12,340,068
RCO V Mortgage LLC(a),(f)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	12,538,236	12,569,513
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	1,138,239	1,142,574
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	4,504,060	4,546,509
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,855,354

24	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.230%	7,350,000	7,359,942
Station Place Securitization Trust(a),(b),(d)
CMO Series 2021-WL1 Class B
1-month USD LIBOR + 0.850% Floor 0.850% 01/26/2054	3.200%	6,800,000	6,800,000
Subordinated CMO Series 2021-WL1 Class C
1-month USD LIBOR + 1.050% Floor 1.050% 01/26/2054	3.400%	4,300,000	4,300,000
Stonnington Mortgage Trust(a),(d),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	9,305,783	9,305,783
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	6,887,030	6,891,954
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	5,400,000	5,436,256
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2030	4.048%	9,225,000	9,398,157
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(f)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	1,287,790	1,294,753
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(f)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	6,733,259	6,752,705
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	6,000,000	6,008,479
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(f)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	4,990,540	5,005,406
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	1,215,686	1,217,769
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	5,211,418	5,216,892
CMO Series 2020-NPL2 Class A1B
02/25/2050	3.672%	5,750,000	5,763,850
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	3,264,478	3,269,541
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	5,800,000	5,980,716
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(f)
CMO Series 2020-4 Class M1
06/25/2065	3.291%	4,000,000	4,124,400
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	9,627,471	9,684,817
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	7,750,000	7,737,927
Visio Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,929,685	3,007,594
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $736,719,347)			753,561,217

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2026	3.630%	120,024	120,050
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.880%	32,969	32,639
Total			152,689
Food and Beverage 0.0%
BellRing Brands LLC(b),(p)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	90,886	91,613
Froneri International Ltd.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.871%	25,000	25,312
Total			116,925
Technology 0.0%
Ascend Learning LLC(b),(p)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	57,752	57,680
Epicore Software Corp.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	106,000	110,319

Columbia Total Return Bond Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Informatica LLC(p)
2nd Lien Term Loan
02/25/2025	7.125%	162,000	165,645
Project Alpha Intermediate Holding, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.480%	97,712	98,140
Total			431,784
Total Senior Loans (Cost $687,284)			701,398

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	6,872,500	7,561,898
08/15/2048	3.000%	4,590,000	5,795,592
Total U.S. Treasury Obligations (Cost $11,354,670)			13,357,490
Options Purchased Puts 0.5%
Value ($)
(Cost $5,859,000)	10,480,548

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(q),(r)	68,597,571	68,590,712
Total Money Market Funds (Cost $68,573,415)		68,590,712
Total Investments in Securities (Cost: $2,664,227,581)		2,727,024,238
Other Assets & Liabilities, Net		(407,396,962)
Net Assets		2,319,627,276

At January 31, 2021, securities and/or cash totaling $20,068,433 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,790,000 EUR	12,047,427 USD	UBS	02/11/2021	164,605	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	152	03/2021	EUR	22,952,000	31,271	—
U.S. Treasury 10-Year Note	1,138	03/2021	USD	155,941,563	—	(1,215,805)
U.S. Treasury 2-Year Note	578	03/2021	USD	127,724,453	116,308	—
U.S. Treasury 5-Year Note	891	03/2021	USD	112,154,625	—	(43,459)
U.S. Ultra Treasury Bond	300	03/2021	USD	61,415,625	—	(3,899,896)
Total					147,579	(5,159,160)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	140,000,000	140,000,000	1.00	09/30/2021	2,436,000	4,817,064
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	150,000,000	150,000,000	1.25	12/03/2021	2,325,000	3,589,515
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	90,000,000	90,000,000	1.25	11/18/2021	1,098,000	2,073,969
Total							5,859,000	10,480,548

26	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	986,247	(3,333)	342,628	—	640,286	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	123,250	(708)	61,242	—	61,300	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	123,282	(417)	61,266	—	61,599	—
Total							1,232,779	(4,458)	465,136	—	763,185	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	USD	18,991,000	27,464	—	—	27,464	—
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	USD	56,940,000	(191,521)	—	—	—	(191,521)
Total							(164,057)	—	—	27,464	(191,521)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.538	USD	4,000,000	(493,124)	1,667	—	(918,078)	426,621	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.538	USD	3,500,000	(431,483)	1,458	—	(752,638)	322,613	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.538	USD	7,000,000	(862,968)	2,917	—	(881,507)	21,456	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.538	USD	5,000,000	(616,405)	2,083	—	(626,609)	12,287	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	4.265	USD	4,350,000	(315,375)	1,813	—	(1,191,365)	877,803	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.538	USD	9,200,000	(1,134,185)	3,833	—	(1,791,290)	660,938	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.538	USD	5,000,000	(616,405)	2,083	—	(1,136,473)	522,151	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.538	USD	12,000,000	(1,479,372)	5,000	—	(1,968,830)	494,458	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.538	USD	5,000,000	(616,405)	2,083	—	(880,350)	266,028	—
Columbia Total Return Bond Fund | Quarterly Report 2021	27

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.538	USD	5,000,000	(616,405)	2,083	—	(847,724)	233,402	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.265	USD	3,000,000	(217,499)	1,250	—	(463,323)	247,074	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.538	USD	7,000,000	(862,968)	2,917	—	(1,586,487)	726,436	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.538	USD	5,000,000	(616,404)	2,083	—	(1,028,542)	414,221	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.538	USD	7,000,000	(862,967)	2,917	—	(1,186,813)	326,763	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.538	USD	3,000,000	(369,843)	1,250	—	(598,879)	230,286	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.265	USD	3,500,000	(253,750)	1,458	—	(533,761)	281,469	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.326	USD	3,500,000	(292,579)	1,458	—	(543,851)	252,730	—
Total								(10,658,137)	38,353	—	(16,936,520)	6,316,736	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $1,594,681,468, which represents 68.75% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2021.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2021, the total value of these securities amounted to $16,917,157, which represents 0.73% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2021.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Represents a security purchased on a when-issued basis.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2021.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2021, the total value of these securities amounted to $41,069, which represents less than 0.01% of total net assets.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
28	Columbia Total Return Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	The stated interest rate represents the weighted average interest rate at January 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(r)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	153,141,394	930,102,264	(1,014,607,618)	(45,328)	68,590,712	12,958	154,605	68,597,571
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Total Return Bond Fund | Quarterly Report 2021	29

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT166_04_K01_(03/21)